                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

            Report of the Calendar Quarter Ending September 30, 2003

                       If amended report check here: _____

Name of Institutional Investment Manager:

Appleton Partners, Inc.             S.E.C. File Number 28-6694
--------------------------------------------------------------

Business Address:

45 Milk Street             Boston              MA              02109
--------------------------------------------------------------------
Street                     City                State           Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President           (617)338-0700
---------------------------------------------------------

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations.  Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 12th day of November 2003.

                                 Appleton Partners, Inc.
                                 ------------------------------------------
                                 (Name of Institutional Investment Mgr.)



                                 /s/ Douglas C. Chamberlain
                                 ------------------------------------------
                                 By:   Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:            None

Form 13F Information Table Entry Total:       135
Form 13F Information Table Value Total:       211,001,163 (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

     NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.       Form 13F file number          Name

___       ____________________          ____________

                             APPLETON PARTNERS, INC.
                         DISCRETIONARY OWNERSHIP FOR 13F
                            AS OF September 30, 2003

                                                                                          INVESTMENT                VOTING
                                                                                          DISCRETION               AUTHORITY
                                     TITLE                   FAIR       SHARES OR                     SHARED
                                      OF         CUSIP      MARKET      PRINCIPAL    SOLE    SHARED   OTHER     SOLE  SHARED  NONE
            NAME OF ISSUER           CLASS       NUMBER     VALUE         AMOUNT      (A)      (B)     (C)      (A)     (B)    (C)
    ---------------------------    --------    --------- ------------   ----------  -------  ------- -------  ------- ------ ------
AOL TIME WARNER                     COMMON     00184A105      522,398      34,573      X                         X
ABBOTT LABS                         COMMON     002824100      316,572       7,440      X                         X
AMERICAN EXPRESS CO                 COMMON     025816109    4,014,756      89,098      X                         X
AMERICAN INTL GROUP INC             COMMON     026874107    1,589,116      27,541      X                         X
AMGEN INC                           COMMON     031162100      693,396      10,747      X                         X
APACHE CORP                         COMMON     037411105    5,334,326      76,930      X                         X
APOLLO GROUP INC CL A               COMMON     037604105    2,034,384      30,810      X                         X
APPLIED MATLS INC                   COMMON     038222105    2,512,963     138,608      X                         X
ATLAS CONSOLIDATED MNG & DEV-B      COMMON     049249303          230      76,533      X                         X
AUTOMATIC DATA PROCESSING           COMMON     053015103      267,692       7,467      X                         X
AVON PRODS INC                      COMMON     054303102    4,095,364      63,435      X                         X
BAC CAP TR IV GTD CAP SECS 5.8      PREFERR    055185201      247,500      10,000      X                         X
BANK OF AMERICA CAP TR II 02/0      PREFERR    055188205      202,844       7,600      X                         X
BJ SERVICES CO                      COMMON     055482103      385,950      11,295      X                         X
BP P.L.C. ADR                       COMMON     055622104      844,105      20,050      X                         X
BANK OF AMERICA CORP                COMMON     060505104    4,469,273      57,269      X                         X
BATTLE MOUNTAIN BMG 6.000% 01/      CONVERT    071593AA5       35,500      50,000      X                         X
BELLSOUTH CORP                      COMMON     079860102      228,441       9,647      X                         X
BRINKER INTL                        COMMON     109641100    3,680,275     110,320      X                         X
BRISTOL MYERS SQUIBB CO             COMMON     110122108      873,056      34,024      X                         X
CVS CORP                            COMMON     126650100    1,558,187      50,167      X                         X
CARLISLE COS INC                    COMMON     142339100      213,738       4,900      X                         X
CARMAX INC COM                      COMMON     143130102      287,408       8,800      X                         X
CATERPILLAR INC                     COMMON     149123101    3,115,010      45,250      X                         X
CENTEX CORP                         COMMON     152312104      932,613      11,975      X                         X
CHEVRONTEXACO CORPORATION           COMMON     166764100      346,318       4,847      X                         X

                                                                                        INVESTMENT                    VOTING
                                                                                        DISCRETION                  AUTHORITY
                                  TITLE                   FAIR       SHARES OR                     SHARED
                                   OF        CUSIP       MARKET      PRINCIPAL    SOLE    SHARED   OTHER     SOLE    SHARED    NONE
            NAME OF ISSUER        CLASS     NUMBER       VALUE        AMOUNT      (A)      (B)      (C)      (A)      (B)      (C)
  ---------------------------   ---------  ---------   ----------   ----------   ------   ------   ------   ------   ------   ------
CISCO SYS INC                    COMMON    17275R102    3,594,177     183,470      X                                    X
CITIGROUP                        COMMON    172967101    4,125,755      90,656      X                                    X
COCA COLA CO                     COMMON    191216100    1,174,827      27,347      X                                    X
COLGATE PALMOLIVE CO             COMMON    194162103      786,316      14,069      X                                    X
CONAGRA INC                      COMMON    205887102      276,651      13,025      X                                    X
DNAPRINT GENOMICS INC COM        COMMON    23324Q103        4,800     100,000      X                                    X
DELL INC                         COMMON    24702R101      213,587       6,391      X                                    X
DIEBOLD INC COM                  COMMON    253651103    1,683,606      33,240      X                                    X
DISNEY (WALT) COMPANY            COMMON    254687106      607,218      30,105      X                                    X
DU PONT E I DE NEMOURS           COMMON    263534109      384,816       9,618      X                                    X
ECOLAB INC                       COMMON    278865100    1,151,400      45,600      X                                    X
ENERGAS RES INC                  COMMON    29265E108        7,000      20,000      X                                    X
EXPRESS SCRIPTS INC              COMMON    302182100      704,904      11,535      X                                    X
EXXON MOBIL CORPORATION          COMMON    30231G102   10,673,182     291,617      X                                    X
FEDERAL HOME LN MTG CORP         COMMON    313400301      225,105       4,300      X                                    X
FANNIE MAE                       COMMON    313586109      211,793       3,017      X                                    X
FEDERATED STOCK TRUST FUND       MUTUAL    313900102      246,098       8,206      X                                    X
FEDERATED INVESTORS              COMMON    314211103      513,143      18,525      X                                    X
FIRST TENN NATL CORP             COMMON    337162101      879,984      20,725      X                                    X
FLEETBOSTON FINANCIAL CORP       COMMON    339030108    4,341,178     143,986      X                                    X
FOREST LABS INC                  COMMON    345838106    3,229,002      62,760      X                                    X
GANNETT INC                      COMMON    364730101      216,392       2,790      X                                    X
GENERAL ELECTRIC                 COMMON    369604103    7,607,005     255,183      X                                    X
GILEAD SCIENCES INC              COMMON    375558103      285,636       5,097      X                                    X
GILLETTE CO                      COMMON    375766102    2,434,190      76,116      X                                    X
HARLEY DAVIDSON INC              COMMON    412822108      367,525       7,625      X                                    X
HARVEST NAT RES INC COM          COMMON    41754V103       98,400      16,000      X                                    X
HOME DEPOT INC                   COMMON    437076102      412,075      12,938      X                                    X
ILLINOIS TOOL WKS                COMMON    452308109      333,089       5,027      X                                    X
ING GROUP 12/31/49 7.05%         PREFERR   456837202      208,640       8,000      X                                    X
ING GROUP NV SERIES 7.2%         PREFERR   456837301      356,805      13,500      X                                    X
INTEL CORP                       COMMON    458140100    8,230,406     299,070      X                                    X
I B M                            COMMON    459200101    2,241,020      25,371      X                                    X
INTUIT INC                       COMMON    461202103    1,188,634      24,640      X                                    X
ISHARES TR MSCI EAFE INDEX       COMMON    464287465      333,450       2,850      X                                    X
JOHNSON & JOHNSON                COMMON    478160104    4,627,099      93,439      X                                    X
LABORATORY CORP AMER HLDGS       COMMON    50540R409      534,968      18,640      X                                    X

                                                                                            INVESTMENT               VOTING
                                                                                            DISCRETION              AUTHORITY
                                     TITLE                     FAIR      SHARES OR                    SHARED
                                      OF         CUSIP        MARKET     PRINCIPAL   SOLE    SHARED   OTHER   SOLE   SHARED   NONE
            NAME OF ISSUER           CLASS      NUMBER        VALUE        AMOUNT     (A)      (B)     (C)     (A)    (B)      (C)
         --------------------        ------    ---------    ---------    ---------   ----    ------   ------  ----   ------   ----
LEXMARK INTL INC CL A                COMMON    529771107      652,469      10,355      X                        X
LILLY, ELI AND COMPANY               COMMON    532457108    2,542,201      42,798      X                        X
LOWES COS INC                        COMMON    548661107    5,172,873      99,670      X                        X
MFS INTER INCOME TRUST SH BEN        MUTUAL    55273C107      154,784      22,400      X                        X
MASCO CORP                           COMMON    574599106    1,261,577      51,535      X                        X
MASCOTECH INC 4.500% 12/15/03        CONVERT   574670AB1       19,600      20,000      X                        X
MEDCO HEALTH SOLUTIONS INC           COMMON    58405U102      226,136       8,721      X                        X
MEDTRONIC INC                        COMMON    585055106    1,250,465      26,651      X                        X
MERCK & CO INC                       COMMON    589331107    3,688,123      72,859      X                        X
MERRILL LYNCH & CO                   COMMON    590188108    6,006,762     112,213      X                        X
ML CAPITAL TRUST 7.280% PFD          PREFERR   59021K205      574,480      21,500      X                        X
MICROSOFT CORP                       COMMON    594918104    4,855,465     174,657      X                        X
MOHAWK INDS INC                      COMMON    608190104    3,629,118      50,885      X                        X
NEWELL RUBBERMAID INC.               COMMON    651229106    2,358,780     108,850      X                        X
NEWMONT MNG CORP                     COMMON    651639106      222,813       5,700      X                        X
NOKIA CORP ADR                       COMMON    654902204      540,181      34,627      X                        X
NORTHERN TRUST CORP                  COMMON    665859104      425,618      10,050      X                        X
OFFICE DEPOT                         COMMON    676220106      398,556      28,367      X                        X
OMNICOM GROUP                        COMMON    681919106    1,456,759      20,275      X                        X
ORACLE SYS CORP                      COMMON    68389X105      307,721      27,353      X                        X
PATTERSON DENTAL CO                  COMMON    703412106      871,473      15,135      X                        X
PEPSICO INC                          COMMON    713448108    2,602,502      56,786      X                        X
PFIZER INC                           COMMON    717081103    5,497,291     180,951      X                        X
PHARMACEUTICAL PROD DEV INC          COMMON    717124101    2,068,538      86,225      X                        X
POLARIS INDS INC                     COMMON    731068102    1,587,477      21,409      X                        X
POZEN INC COM                        COMMON    73941U102      177,600      10,000      X                        X
PRAXAIR INC                          COMMON    74005P104    3,049,675      49,228      X                        X
PROCTER & GAMBLE COMPANY             COMMON    742718109    3,510,638      37,822      X                        X
PULTE HOMES INC                      COMMON    745867101    2,917,289      42,895      X                        X
QUALCOMM INC                         COMMON    747525103      657,136      15,770      X                        X
QUEST DIAGNOSTICS INC                COMMON    74834L100    1,993,540      32,875      X                        X
ROYAL BANK OF SCOTLAND 5.75% S       PREFERR   780097812      233,900      10,000      X                        X
ROYAL DUTCH PETRO                    COMMON    780257804      358,992       8,122      X                        X
SBC COMMUNICATIONS INC               COMMON    78387G103      769,427      34,581      X                        X
SPDR TR UNIT SER 1                   COMMON    78462F103      314,843       3,150      X                        X
SAFECO CORP                          COMMON    786429100    2,656,553      75,150      X                        X
SANMINA-SCI CORP                     COMMON    800907107      416,578      43,124      X                        X

                                                                                         INVESTMENT                    VOTING
                                                                                         DISCRETION                  AUTHORITY
                                    TITLE                   FAIR       SHARES OR                    SHARED
                                     OF        CUSIP       MARKET      PRINCIPAL   SOLE    SHARED   OTHER     SOLE    SHARED   NONE
        NAME OF ISSUER              CLASS     NUMBER       VALUE        AMOUNT     (A)      (B)      (C)      (A)      (B)      (C)
-------------------------------   ---------  ---------   ----------   ----------  ------   ------   ------   ------   ------  ------
SCHEIN HENRY INC                    COMMON   806407102      273,626       4,825     X                                     X
SCHLUMBERGER LTD                    COMMON   806857108    1,665,831      34,418     X                                     X
SCOTTS CO                           COMMON   810186106    1,499,054      27,405     X                                     X
SCRIPPS (E.W)                       COMMON   811054204      765,475       8,995     X                                     X
SEA CONTAINERS LTD CL A             COMMON   811371707      354,658      24,275     X                                     X
SHELL TRANS & TRADING LTD           COMMON   822703609      594,720      15,750     X                                     X
SOUTHTRUST CORP                     COMMON   844730101      756,607      25,770     X                                     X
SPRINT CORP 7.125 8/17/04 CONV      CONVERT  852061605      104,150      13,650     X                                     X
STATE STREET CORP                   COMMON   857477103    2,834,730      62,994     X                                     X
SUN MICROSYSTEMS INC                COMMON   866810104      253,331      76,535     X                                     X
SYMANTEC CORP                       COMMON   871503108    2,461,251      38,950     X                                     X
SYSCO CORP                          COMMON   871829107      275,876       8,434     X                                     X
TARGET CORP                         COMMON   87612E106      505,371      13,430     X                                     X
TELLABS INC                         COMMON   879664100       91,962      13,500     X                                     X
TERADYNE INC                        COMMON   880770102      574,963      30,912     X                                     X
TEVA PHARMACEUTICAL INDS LTD A      COMMON   881624209      483,340       8,450     X                                     X
TEXAS INSTRUMENTS                   COMMON   882508104    1,461,298      64,092     X                                     X
3M COMPANY                          COMMON   88579Y101      897,772      12,998     X                                     X
TRIBUNE CO                          COMMON   896047107    5,200,975     113,311     X                                     X
TRIPATH IMAGING INC                 COMMON   896942109      129,600      15,000     X                                     X
UNITED TECHNOLOGIES CORP            COMMON   913017109    3,671,573      47,510     X                                     X
VERIZON COMMUNICATIONS              COMMON   92343V104    2,841,095      87,580     X                                     X
VODAFONE GROUP PLC SPONS ADR        COMMON   92857W100      202,763      10,013     X                                     X
WAL MART STORES INC                 COMMON   931142103    3,223,048      57,709     X                                     X
WASHINGTON MUTUAL INC               COMMON   939322103      200,787       5,100     X                                     X
WELLS FARGO COMPANY                 COMMON   949746101    3,947,063      76,642     X                                     X
WELLS FARGO CAP IV PFD GTD CAP      PREFERR  94976Y207      276,640      10,400     X                                     X
WHOLE FOODS MKT INC                 COMMON   966837106      511,428       9,265     X                                     X
WYETH PHARMACEUTICALS               COMMON   983024100    1,923,661      41,728     X                                     X
YUM BRANDS INC                      COMMON   988498101      202,008       6,820     X                                     X
ZEBRA TECHNOLOGIES CORP CL A        COMMON   989207105      362,883       7,049     X                                     X
ZIMMER HLDGS INC                    COMMON   98956P102      804,680      14,604     X                                     X
J.D. WETHERSPOON PLC                COMMON   G5085Y147       52,663      13,750     X                                     X
WEATHERFORD INTL LTD                COMMON   G95089101    1,300,199      34,415     X                                     X
CHECK POINT SOFTWARE TECHNOLOG      COMMON   M22465104    1,556,858      92,450     X                                     X

                                                        211,001,163